EMPLOYEE BENEFIT PLANS (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 468	¥ 402
Contributions recognized as expense	¥ 46	¥ 48